The Company and basis of presentation (Details) € in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2018 EUR (€)	Sep. 30, 2019 EUR (€)	Sep. 30, 2018 EUR (€)	Dec. 31, 2018 EUR (€)
The Company and basis of presentation
Leased fixed assets, included in Property, plant and equipment				€ 36,402
Current lease liabilities from capital leases				9,387
Non-current lease liabilities from capital leases				€ 26,757
Payments of capital lease liabilities			€ 7,770
Tax payment related to divestiture			143,946
IFRIC reclassification IAS 12	€ 1,459		€ 4,827
ARGENTINA
The Company and basis of presentation
Gains (losses) on net monetary position		€ (17,394)
Level of price index		253.7
Percentage of price index increase		38.00%